Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants

NOTE 9 WARRANTS

As of September 30, 2015, the Company had 17,441,966 warrants outstanding to purchase shares of common stock. Each warrant is convertible into shares of common stock at a ratio of 60 to 1.

The following table outlines the warrants outstanding and exercisable as of September 30, 2015:

Warrants	Per Share Exercise Price	Outstanding	Exercisable	Expiration
Class A	$132.00	1,532,598	1,532,598	April 2021 - July 2021
Class B	$12.00	1,310,956	1,310,956	April 2012 - July 2021
Series A	$132.00	248,418	248,418	October 2015
Series B	$525.00	1,074,082	1,074,082	March 2021 - July 2021
Series C	$153.00	12,812,556	12,812,556	February 2020
Common	$120.00 - $1,920	463,356	463,356	April 2016 - July 2021

Total Warrants		17,441,966	17,441,966

Class A Warrants

During the nine months ended September 30, 2015, 508,641 Class A Warrants were exercised pursuant to the cashless exercise provision of the warrant resulting in the issuance of 3,936 shares of common stock.

Class B Warrants

During the nine months ended September 30, 2015, 334,889 Class B Warrants were exercised pursuant to the cashless exercise provision of the warrant resulting in the issuance of 5,284 shares of common stock.

Series A Warrants

During the nine months ended September 30, 2015, 1,074,082 Series A Warrants were exercised for cash at an exercise price of $132.00 per share for total net proceeds of $2,182,020, resulting in the issuance of 17,917 shares of common stock.

Series B Warrants

During the nine months ended September 30, 2015, the Company issued 1,074,082 Series B Warrants pursuant to the exercise of 1,074,082 Series A Warrants. The Series B Warrants have an exercise price of $525.00 per share and expire six years from the date of issue.

The Company sold Units in connection with the Company’s IPO in October 2014, with 60 Units consisting of one share of common stock and 60 Series A Warrants to purchase: (i) one share of common stock and (ii) 60 Series B Warrants to purchase one share of common stock. The Series B Warrants are only issued upon the exercise of the Series A Warrants, are exercisable immediately at an exercise price of 125% of the public offering price or $525.00 per share and expire 6 years from the date of issue. The exercise price and the number of shares for which each Series B Warrant may be exercised is subject to adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting our common stock. In addition, subject to certain exceptions, the exercise price of the Series B Warrants is subject to reduction if the Company issues shares of common stock (or securities convertible into common stock) in the future at a price below the then current exercise price.

Series C Warrants

In connection with the February 2015 Units Offering, the Company issued Series C Warrants to purchase 363,200 shares of common stock as part of the Units sold in the follow-on offering (see NOTE 7 PREFERRED STOCK). The Series C Warrants have an exercise price of $153.00 per share and will expire on February 25, 2020. The Series C Warrants were not exercisable until they separated from the Units on August 25, 2015 or earlier upon the delivery of the exercise price in cash. The exercise price and number of shares of common stock issuable upon exercise is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting our common stock and the exercise price.

The Series C Warrants have a cashless exercise provision where in lieu of payment of the exercise price in cash, the holder may receive, at the Company’s discretion, either a cash payment of a predetermined Black Scholes Value of the number of shares the holder elects to exercise, or a number of shares of the Company’s common stock determined according to a cashless exercise formula using the predetermined Black Scholes Value.

In June 2015, 384,000 Series C Warrants were exercised for cash in the amount of $979,200 at an exercise price of $153.00 per share resulting in the issuance of 6,400 shares of common stock.

From August 25, 2015 through September 21, 2015, 8,595,444 Series C Warrants were exercised pursuant to the cashless exercise provision resulting in the issuance of 2,885,064 shares of Common Stock.

On September 21, 2015 the number of authorized and unissued shares of Common Stock was not sufficient to satisfy all cashless exercises we received on that day and although we allocated shares of Common Stock to permit the exercise of some of the Series C Warrants, such shares were insufficient and we had to stop accepting exercises of Series C Warrants resulting in an Authorized Share Failure. With an Authorized Share Failure, the Series C Warrants are no longer exercisable and the Company has 90 days to obtain additional authorized shares of common stock or we will be required to make cash payments pursuant to the terms of the Series C Warrant.

As of September 30, 2015, 12,812,556 Series C Warrants remain outstanding. Had the cashless exercise provision been exercised by all holders of our Series C Warrants at September 30, 2015, the Company would have had to either pay $28.5 million in cash or issue 6,175,658 shares of common stock. The number of shares of common stock that would be required to satisfy the cashless exercise provision increases as the price of the Company’s stock decreases and decreases as the price of the Company’s stock increases.

Common Warrants

In August 2015, the Company granted warrants to purchase 417 shares of common stock to a consultant of the company. The warrants are fully vested, have an exercise price of $153.60 and expire in August 2020. The Company recorded an expense in the amount of $54,489 on the date of grant which represents the fair value of the warrants. The Company estimates the fair value of the warrants at grant date using a Black-Scholes valuation model. The estimates in the Black-Scholes option-pricing model are based, in part, on assumptions, including a stock price volatility of 127.37%, the warrant life of 5 years, a risk free rate of 1.53%, the fair value of $153.60 of the equity stock underlying the option and the exercise price of $153.60 per share.

The following table summarizes the common stock warrant activity during the nine months ended September 30, 2015:

	Common Stock Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remainder Contractual Term in Years
As of September 30, 2015:
Warrants Outstanding as of January 1, 2015	5,447,940	$250.20	4.9
Granted	22,891,082	$170.40	4.5
Exercised	(10,897,056)	$145.80	—
Expired	—	—	—

Warrants outstanding as of September 30, 2015	17,441,966	$168.60	4.6

Underwriters’ Unit Purchase Option

In connection with the February 2015 Units Offering, the Company issued to the representative of the underwriters’ a Unit Purchase Option (“option”) to purchase a number of our Units equal to an aggregate of 5% of the Units sold or 136,200 Units. The purchase option has an exercise price equal to 125% of the public offering price of the Units or $11.00, and the units may be exercised on a cashless basis and will expire 5 years from the date of issue. Each Unit consists of one share of Series E Convertible Preferred Stock convertible into four shares of common stock for every 60 shares of Series E Convertible Preferred Stock and eight Series C Warrants exercisable into one share of common stock for every 60 warrants. As of September 30, 2015 there were no options exercised.

The option contains a cashless exercise provision as well as Series C Warrants that are accounted for as derivative liabilities. Accordingly, this option was recorded at fair value at inception and at each reporting date. Since the option is considered part of the offering costs of the February 2015 Units Offering, the fair value at inception is recognized in equity and the change in fair value at each reporting date is recognized in earnings.

Common Warrant Derivative Liability

Our Class A Warrants, Class B Warrants, Series A Warrants, Series B Warrants and certain common warrants, have an exercise price adjustment provision that in the event the Company sells shares of any additional stock, subject to certain exceptions, at a price per share less than the original exercise price of the respective warrant, the exercise price shall be adjusted to a price equal to the price paid per share for such additional stock. Such exercise price adjustment prohibits the Company from being able to conclude that the warrants are indexed to the Company’s own stock. Accordingly, these warrants are accounted for as derivative liabilities and are recorded at fair value at each reporting date with the change in fair value being recorded in earnings for the period. In March 2015, as a result of the February 2015 Unit Offering, the price adjustment provision was triggered for our Class A Warrants, Series A Warrants and certain common warrants. The exercise price was adjusted for these warrants from an original exercise price per share of $295.20, $420.00, and $300.00 respectively, to a new exercise price of $132.00 per share. Since no Series B Warrants were outstanding at the time of the February 2015 Unit Offering, the exercise price was not adjusted on these warrants.

Our Series C Warrants contain a cashless exercise provision using a predetermined Black Scholes Value. Such provision, if exercised by the holder, would require the Company to settle these warrants, at its option, either by cash payment or the granting of a variable number of common shares. This provision results in the potential for the Company to either have to net cash settle the warrant or potentially issue an indeterminate number of common shares which prohibits the Company from being able to conclude that the warrants are indexed to the Company’s own stock. Accordingly, the warrants are accounted for as derivative liabilities and are recorded at fair value at inception and at each reporting date. Since the derivative liability is required to be measured at fair value, the excess of the fair value over the net proceeds received at the transaction date is recognized as a loss in earnings.

The derivative liability for warrants and the option classified as derivative liabilities was revalued at September 30, 2015 and the change in the fair value of the warrant derivative liability was included as a component of Other income (expense) and the change in the fair value of the option was included in equity. The change in fair value of the warrant and option derivative liability has no effect on the Company’s cash flows. The Company estimates the fair value of the warrants and option at inception, at date of exercise and at each reporting date using a Black-Scholes option valuation model utilizing the fair value of underlying common stock and has determined the fair value measurement to be a level 3 measurement (see NOTE 11 FAIR VALUE). Black-Scholes has inherent limitations for use in the case of a warrant with a price protection provision, since the model is designed to be used when the inputs to the model are static throughout the life of a security. The estimates in the Black-Scholes option-pricing model are based, in part, on assumptions, including but not limited to stock price volatility, the contractual life of the warrants, the risk free rate and the fair value of the equity stock underlying the warrants and the option.

The following are the assumptions used in the Black-Scholes method for calculating the fair value of the warrants and option that are considered derivative liabilities at September 30, 2015:

Fair Market Value	$6.00 - $433.20
Exercise Price	$12.00 - $660.00
Risk Free Rate	0.02% - 1.56%
Dividend Yield	0.00%
Expected Volatility	135.00% - 203.98%
Contractual Term	0.02 - 5.84 years

The following summarizes the change in the value of the warrant and option liability during the nine months ended September 30, 2015:

Balance at December 31, 2014	$9,998,636
Issuance of warrants and option	22,765,661
Exercise of warrants	(25,466,985)
Change in fair value of warrant and option liability	22,641,625

Balance at September 30, 2015	$29,938,937

NOTE 10 WARRANTS

As of December 31, 2014, there were 5,447,940 fully vested warrants outstanding to purchase shares of common stock. As of December 31, 2013 there were 274,420, fully vested warrants outstanding to purchase shares of common stock and 2,231,727 fully vested warrants to purchase shares of Series A preferred stock. All warrants convert into shares of common stock at a ratio of 60 warrants for one shares of common stock.

During the year ended December 31, 2013 warrants to purchase 1,668 shares of common stock were granted and issued as compensation to two related parties in conjunction with providing their personal guarantee of the leaseback agreements on our analyzers (see NOTE 6 LEASE COMMITMENTS and NOTE 12 RELATED PARTY TRANSACTIONS). The warrants have an exercise price of $12.00 per share and expire seven years from the date of grant. These transactions are accounted for by the Company under the provisions of FASB ASC 505 which require the Company to record an expense associated with the fair value of stock-based payments. The Company uses the Black-Scholes option valuation model to calculate the fair value of stock-based payments at the date of grant. Warrant pricing models require the input of highly subjective assumptions, including the expected price volatility. For warrants granted, the Company used a variety of comparable and peer companies to determine the expected volatility. The Company believes that the use of peer company data fairly represents the expected volatility it would experience if the Company were actively publicly traded in the life sciences industry over the contractual term of the warrants. Changes in these assumptions can materially affect the fair value estimate. The Company determined that the value of the common stock warrants granted was nominal due to the fair value of the Company’s common stock as of the grant date being nominal as a result of the priority provisions of the preferred stock outstanding at that time.

During the year ended December 31, 2014, warrants to purchase 88,919 shares of common stock and warrants to purchase 7,200,000 shares of Series D preferred stock were granted.

Of the warrants granted during 2014, 2,855,664 were Class A and Class B warrants to purchase shares of common stock and were issued as part of the sale for cash of the Series D preferred stock units (see NOTE 9 COMMON AND PREFERRED STOCK). These warrants have an exercise price between $12.00 and $295.20 per share and expire between April 2021 and July 2021.

In addition during 2014 prior to the IPO, 1,048,698 common warrants, Class A warrants and Class B warrants to purchase common stock and 7,200,000 warrants to purchase Series D preferred stock were granted in conjunction with the issuance of certain convertible notes payable, consulting services and as financing fees. The warrants have an exercise price between $12.00 and $295.20 per share and expire between February 2021 and July 2021. The Company determined that the fair value of the warrants granted was nominal due to the fair value of the Company’s common stock as of the grant date being nominal as a result of the priority provisions of the preferred stock outstanding at that time.

In October 2014 common warrants in the amount of 57,500 and Series A Warrants in the amount of 1,322,500 were issued in conjunction with our IPO (see NOTE 9 COMMON AND PREFERRED STOCK). The common warrants have an exercise price of $525.00 per share and expire in October 2019. Each Series A Warrant is exercisable for one share of common stock for every 60 warrants and one Series B Warrant. The Series A Warrants have an exercise price of $420.00 per share and expire in October 2015. Each Series B warrant is exercisable for one share of common stock for every 60 warrants and will only be issued upon the exercise of a Series A Warrant. The Series B warrants have an exercise price of $525.00 per share and expire on the sixth anniversary of the date of issuance.

In October 2014 upon the closing of the IPO, 2,231,727 outstanding warrants to purchase shares of Series A preferred stock and 7,200,000 outstanding warrants to purchase shares of Series D preferred stock were converted at a ratio of 200 to 1 into 47,178 warrants to purchase 787 shares of common stock with same expiration date as the original preferred warrant and the exercise price adjusted to $1,920.00 per share for those converted from the Series A Preferred Stock and $300.00 per share for those converted from the Series D Preferred Stock.

In September 2014, 157,093 warrants previously issued were amended to eliminate a clause that would cancel the warrant upon the completion of an IPO. The Company recorded an expense for the incremental fair value based on the difference between the fair value of the modified award and the fair value of the original award immediately before it was modified using the Black-Scholes option valuation model to calculate the fair value. The Company determined the incremental fair value of the warrants to be $25,061 which was expensed in the period as the warrants were fully vested.

The following is the weighted average of the assumptions used in calculating the fair value of the warrants after they were modified in September 2014 using the Black-Scholes method:

Fair market value	$296.40
Exercise price	$600.00
Risk free rate	0.61%
Dividend yield	0.00%
Expected volatility	37.23%
Remaining contractual term	1.97 years

The following table summarizes the common stock warrant activity during the years ended December 31, 2014 and 2013:

	Common Stock Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of December 31, 2013:
Warrants outstanding as of January 1, 2013	174,420	$600.00	3.8
Granted	100,000	$12.00	7.0
Exercised	—	—	—
Expired	—	—	—

Warrants outstanding as of December 31, 2013	274,420	$480.00	4.2

As of December 31, 2014:
Warrants outstanding as of January 1, 2014	274,420	$480.00	4.2
Granted	5,331,520	$234.60	5.5
Exercised	(158,000)	$12.00	6.6
Expired	—	—	—

Warrants outstanding as of December 31, 2014	5,447,940	$250.2	4.9

All warrants outstanding were fully vested upon issuance. The following table summarizes the Preferred A stock warrant activity during the years ended December 31, 2014 and 2013:

	Preferred Stock A Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of December 31, 2013:
Warrants outstanding as of January 1, 2013	2,231,727	$0.16	4.1
Granted	—	—	—
Converted	—	—	—
Expired	—	—	—

Warrants outstanding as of December 31, 2013	2,231,727	$0.16	3.1

As of December 31, 2014:
Warrants outstanding as of January 1, 2014	2,231,727	$0.16	3.1
Granted	—	—	—
Converted	(2,231,727)	0.16	2.3
Expired	—	—	—

Warrants outstanding as of December 31, 2014	—	$—	—

The following table summarizes the preferred D stock warrant activity during the year ended December 31, 2014:

	Preferred Stock D Warrants	Weighted Average Exercise Price	Weighted Average Remainder Contractual Term in Years
As of December 31, 2014:
Warrants outstanding as of January 1, 2014	—	—	—
Granted	7,200,000	$0.025	6.8
Converted	(7,200,000)	$0.025	6.7
Expired	—	—	—

Warrants outstanding as of December 31, 2014	—	$—	—

Common Warrant Derivative Liability

Our Class A warrants, Class B warrants, Series A Warrants, and common warrants from the conversion of the Series D Preferred warrants, which in total comprise 5,045,584 warrants, all have an exercise price adjustment provision that falls within the scope of ASC 815. This provision states that if the Company shall issue: (i) any common stock, except for certain excluded issuances, (ii) any security or debt instrument carrying the right to convert into common stock, or (iii) any warrant, right or option to purchase common stock, at a price less than the exercise price in effect at the time of such issuance, then the exercise price shall be reduced to the lower price. Such exercise price adjustment prohibits the Company from being able to conclude that the warrants are indexed to the Company’s own stock. Accordingly, these warrants are accounted for as derivative liabilities and are recorded at fair value at inception and at each reporting date. The liability for these warrants was revalued at December 31, 2014 and the change in the fair value of the warrant derivative liability was included as a component of Other income (expense). The change in fair value of the warrant derivative liability has no effect on the Company’s cash flows.

The following table summarizes the change in the value of the warrant derivative liability during the year ended December 31, 2014:

Balance at December 31, 2013	$—
Issuance of warrants	2,487,726
Exercise of warrants	(885,258)
Change in fair value of warrant liability	8,396,169

Balance at December 31, 2014	$9,998,636

The Company estimates the fair value of the warrants at inception and at each reporting date using a modified Black-Scholes option valuation model utilizing the fair value of underlying common stock and has determined the fair value measurement to be a level 3 measurement (see NOTE 2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES). Black-Scholes has inherent limitations for use in the case of a warrant with a price protection provision, since the model is designed to be used when the inputs to the model are static throughout the life of a security. Accordingly, our valuation model was modified to incorporate a probability weighted fair value calculation for the price reset provision taking into account the likelihood of future resets of the exercise price. The estimates in the modified Black-Scholes option-pricing model are based, in part, on assumptions, including but not limited to stock price volatility, the expected life of the warrants, the risk free rate and the fair value of the equity stock underlying the warrants.

The following is the weighted average of the assumptions as of December 31, 2014 used in the Black-Scholes method for calculating the fair value of the warrants that contain the conversion price adjustment provision:

Fair market value	$147.60
Exercise price	$76.20
Risk free rate	1.83%
Dividend yield	0.00%
Expected volatility	107.49%
Probability of price reset	100.00%
Remaining contractual term	5.00 years